Convertible Note, Net (Details) - Schedule of Key Assumption used in Estimates of Warrants - $ / shares	Dec. 10, 2022	Mar. 31, 2022	Mar. 01, 2022	Jan. 27, 2022	Jan. 06, 2022	Nov. 11, 2021	Nov. 01, 2021	Oct. 11, 2021	Sep. 30, 2021	Sep. 08, 2021	Jul. 30, 2021	Jul. 13, 2021	Jun. 21, 2021	Dec. 15, 2020	Oct. 29, 2020	Oct. 20, 2020	Oct. 14, 2020	Sep. 25, 2020	Jul. 29, 2020	May 18, 2020	Apr. 07, 2020	Feb. 25, 2020
Terms of warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Terms of warrants	60 years	60 years	60 years	60 years	60 years	60 years	60 years	60 years	60 years	60 years	60 years	60 years	60 years	60 years	60 years	60 years	60 years	60 years	60 years	60 years	60 years	60 years
Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price (in Dollars per share)	$ 3.5739	$ 2.3658	$ 2.5636	$ 2.8391	$ 3.2626	$ 4.0013	$ 4.2757	$ 4.5744	$ 5.972	$ 5.972	$ 8.036	$ 8.036	$ 10.156	$ 25.838	$ 38.415	$ 43.3265	$ 46.5205	$ 51.107	$ 57.309	$ 10.156	$ 16.6355	$ 17.709
Risk free rate of interest [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free rate of interest	1.55%	1.96%	1.96%	1.55%	1.55%	1.24%	1.24%	1.17%	0.76%	0.76%	0.52%	0.52%	0.69%	0.28%	0.29%	0.29%	0.29%	0.21%	0.21%	0.69%	0.61%	0.58%
Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Annualized volatility of underlying stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized volatility of underlying stock	41.50%	42.20%	42.20%	41.50%	41.50%	40.80%	40.80%	40.90%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	39.00%	39.00%	39.00%	39.00%	40.00%	40.00%	40.00%	41.00%